Financial results, net (Tables)	12 Months Ended
Jun. 30, 2018
Financial Results Net
Schedule of financial results
	June 30, 2018	June 30, 2017	June 30, 2016
Finance income:
- Interest income	740	704	619
- Foreign exchange gain	939	165	573
- Dividends income	82	68	72
Total finance income	1,761	937	1,264
Finance costs:
- Interest expenses	(7,745)	(6,092)	(2,330)
- Loss on debt swap (Note 19)	(2,228)	-	-
- Foreign exchange loss	(10,803)	(1,240)	(2,620)
- Other finance costs	(356)	(743)	(621)
Subtotal finance costs	(21,132)	(8,075)	(5,571)
Capitalized finance costs	74	3	-
Total finance costs	(21,058)	(8,072)	(5,571)
Other financial results:
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	426	2,928	(1,445)
- Gain on derivative financial instruments, net	170	112	927
Total other financial results	596	3,040	(518)
Total financial results, net	(18,701)	(4,095)	(4,825)